Exploration and evaluation assets (Details Narrative)		12 Months Ended
	May 26, 2022 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2001	Dec. 31, 2015 Integer
IfrsStatementLineItems [Line Items]
Number of Smaller Concessions | Integer					9
Carrying value of property	$ 1
VAT recovery		$ 396,209	$ 506,394
VAT refund from prior years		$ 139,313	$ 446,184
Tuligtic property in Puebla, Mexico [member
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate				100.00%
Ejido land [member]
IfrsStatementLineItems [Line Items]
Number of Smaller Concessions | Integer					2
Logan property located in the Yukon Territory, Canada [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	40.00%